UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21121
Investment Company Act File Number

Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Special Equities Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Aerospace & Defense — 1.6%
Aerovironment, Inc.(1)	43,080	$1,124,819

		$1,124,819

Auto Components — 3.3%
Dana Holding Corp.(1)	94,520	$1,122,898
Lear Corp.(1)	14,480	1,148,988

		$2,271,886

Beverages — 1.5%
Central European Distribution Corp.(1)	30,210	$1,057,652

		$1,057,652

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	29,650	$1,076,592

		$1,076,592

Capital Markets — 1.8%
Affiliated Managers Group, Inc.(1)	15,850	$1,252,150

		$1,252,150

Chemicals — 4.1%
Calgon Carbon Corp.(1)	73,805	$1,263,542
Ecolab, Inc.	23,450	1,030,627
Intrepid Potash, Inc.(1)	16,430	498,322

		$2,792,491

Commercial Banks — 1.5%
KeyCorp	44,020	$341,155
SVB Financial Group(1)	7,400	345,284
Wilmington Trust Corp.	21,300	352,941

		$1,039,380

Commercial Services & Supplies — 1.4%
Clean Harbors, Inc.(1)	17,180	$954,521

		$954,521

Communications Equipment — 3.5%
Brocade Communications Systems, Inc.(1)	175,250	$1,000,677
Harris Corp.	29,010	1,377,685

		$2,378,362

Construction & Engineering — 5.2%
Jacobs Engineering Group, Inc.(1)	25,570	$1,155,508
Shaw Group, Inc. (The)(1)	35,020	1,205,388
Tutor Perini Corp.(1)	55,370	1,204,298

		$3,565,194

Containers & Packaging — 1.4%
Temple-Inland, Inc.	48,110	$982,887

		$982,887

Diversified Financial Services — 1.0%
CIT Group, Inc.(1)	17,580	$684,917

		$684,917

Security	Shares	Value
Electronic Equipment, Instruments & Components — 5.4%
FLIR Systems, Inc.(1)	42,850	$1,208,370
National Instruments Corp.	35,740	1,191,929
Trimble Navigation, Ltd.(1)	45,110	1,295,559

		$3,695,858

Energy Equipment & Services — 3.4%
CARBO Ceramics, Inc.	19,210	$1,197,551
Dril-Quip, Inc.(1)	18,340	1,115,806

		$2,313,357

Food Products — 3.7%
Corn Products International, Inc.	38,600	$1,337,876
Ralcorp Holdings, Inc.(1)	17,830	1,208,517

		$2,546,393

Health Care Equipment & Supplies — 1.4%
West Pharmaceutical Services, Inc.	22,550	$945,973

		$945,973

Health Care Providers & Services — 1.7%
VCA Antech, Inc.(1)	40,190	$1,126,526

		$1,126,526

Hotels, Restaurants & Leisure — 1.5%
Bally Technologies, Inc.(1)	25,300	$1,025,662

		$1,025,662

Household Durables — 3.3%
Tempur-Pedic International, Inc.(1)	40,610	$1,224,798
Whirlpool Corp.	11,690	1,019,952

		$2,244,750

Household Products — 2.2%
Church & Dwight Co., Inc.	22,034	$1,475,176

		$1,475,176

Internet Software & Services — 3.3%
Akamai Technologies, Inc.(1)	38,200	$1,199,862
VeriSign, Inc.(1)	39,850	1,036,498

		$2,236,360

IT Services — 2.8%
Euronet Worldwide, Inc.(1)	52,160	$961,309
ManTech International Corp., Class A(1)	20,060	979,530

		$1,940,839

Life Sciences Tools & Services — 1.6%
Bruker Corp.(1)	75,780	$1,110,177

		$1,110,177

Metals & Mining — 4.7%
Compass Minerals International, Inc.	15,370	$1,233,135
IAMGOLD Corp.	65,930	871,595
Walter Energy, Inc.	11,670	1,076,791

		$3,181,521

Multi-Utilities — 0.9%
CMS Energy Corp.	41,130	$635,870

		$635,870

Multiline Retail — 2.2%
Big Lots, Inc.(1)	40,710	$1,482,658

		$1,482,658

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.2%
Brigham Exploration Co.(1)	71,850	$1,146,007
Forest Oil Corp.(1)	18,890	487,740
Petrohawk Energy Corp.(1)	20,360	412,901
Pioneer Natural Resources Co.	22,790	1,283,533
Range Resources Corp.	19,450	911,621

		$4,241,802

Personal Products — 2.3%
Mead Johnson Nutrition Co., Class A	30,572	$1,590,661

		$1,590,661

Pharmaceuticals — 3.2%
King Pharmaceuticals, Inc.(1)	83,880	$986,429
Perrigo Co.	20,170	1,184,382

		$2,170,811

Professional Services — 3.3%
FTI Consulting, Inc.(1)	26,970	$1,060,460
Robert Half International, Inc.	39,900	1,214,157

		$2,274,617

Road & Rail — 2.8%
Genesee & Wyoming, Inc., Class A(1)	16,250	$554,450
Kansas City Southern(1)	37,980	1,373,737

		$1,928,187

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	34,720	$1,000,630
Cypress Semiconductor Corp.(1)	43,790	503,585
Novellus Systems, Inc.(1)	14,830	370,750
Varian Semiconductor Equipment Associates, Inc.(1)	15,050	498,456
Veeco Instruments, Inc.(1)	11,384	495,204

		$2,868,625

Software — 3.4%
Sybase, Inc.(1)	29,804	$1,389,462
Synopsys, Inc.(1)	43,200	966,384

		$2,355,846

Specialty Retail — 3.2%
Advance Auto Parts, Inc.	25,240	$1,058,061
RadioShack Corp.	48,630	1,100,497

		$2,158,558

Textiles, Apparel & Luxury Goods — 2.4%
Hanesbrands, Inc.(1)	58,925	$1,639,294

		$1,639,294

Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	31,140	$487,030

		$487,030

Total Common Stocks (identified cost $52,351,607)		$66,857,402

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$1,447	$1,447,375

Total Short-Term Investments (identified cost $1,447,375)		$1,447,375

Total Investments — 99.8% (identified cost $53,798,982)		$68,304,777

Other Assets, Less Liabilities — 0.2%		$157,566

Net Assets — 100.0%		$68,462,343

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $558 and $0, respectively.

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,816,624

Gross unrealized appreciation	$15,183,532
Gross unrealized depreciation	(695,379)

Net unrealized appreciation	$14,488,153

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$66,857,402	$—	$—	$66,857,402
Short-Term Investments	—	1,447,375	—	1,447,375

Total Investments	$66,857,402	$1,447,375	$—	$68,304,777

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 24, 2010